Property And Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 368,308	$ 379,722
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	489,147	457,417
Gross Carrying Amount | Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	207,194	176,594
Gross Carrying Amount | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,928	39,928
Gross Carrying Amount | Furniture and Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,912	28,724
Gross Carrying Amount | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	173,614	142,880
Gross Carrying Amount | Website, Computer Equipment and Software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,124	10,232
Gross Carrying Amount | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,892	3,552
Gross Carrying Amount | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,483	55,507
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (120,839)	$ (77,695)